Right of Use Assets and Lease Liabilities - Summary of Right of Use Asset and Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Types of Original Assets
Types of Original Assets	¥ 390,144	¥ 337,335	¥ 396,830
Land [Member]
Types of Original Assets
Types of Original Assets	46,868	38,658	26,583
Buildings [Member]
Types of Original Assets
Types of Original Assets	285,602	253,312	337,863
Other [Member]
Types of Original Assets
Types of Original Assets	¥ 57,674	¥ 45,366	¥ 32,384